Expense Example, No Redemption (Vanguard Emerging Markets Select Stock Fund - Investor Shares, Vanguard Emerging Markets Select Stock Fund, USD $)	12 Months Ended
Oct. 31, 2012
Vanguard Emerging Markets Select Stock Fund - Investor Shares | Vanguard Emerging Markets Select Stock Fund
Expense Example, No Redemption:
1 YEAR	$ 94
3 YEAR	293
5 YEAR	509
10 YEAR	$ 1,131